Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Interest income was related to:
Interest income	kr 3,528.0	kr 3,724.0	kr 4,981.0	kr 7,252.0	kr 10,060.0	kr 19,315.0
Interest expenses
Interest expenses	(2,810.0)	(2,964.0)	(4,152.0)	(5,773.0)	(8,400.0)	(16,011.0)
Resolution fee	(22.0)	(15.0)	(26.0)	(37.0)	(53.0)	(105.0)
Risk tax	(34.0)	(35.0)	(37.0)	(70.0)	(71.0)	(141.0)
Total interest expenses	(2,866.0)	(3,014.0)	(4,215.0)	(5,880.0)	(8,524.0)	(16,257.0)
Net interest income	662.0	710.0	766.0	1,372.0	1,536.0	3,058.0
Interest income using effective interest method				5,589.0	7,043.0
Resolution fees refund		9.5		9.5
Loans to credit institutions
Interest income was related to:
Interest income	263.0	206.0	227.0	470.0	476.0	921.0
Loans to the public
Interest income was related to:
Interest income	1,982.0	2,083.0	2,506.0	4,065.0	5,028.0	9,835.0
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	452.0	488.0	604.0	939.0	1,232.0	2,351.0
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	481.0	459.0	672.0	940.0	1,357.0	2,561.0
Derivatives
Interest income was related to:
Interest income	290.0	410.0	902.0	700.0	1,822.0	3,381.0
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	59.0	71.0	64.0	130.0	129.0	240.0
Other assets
Interest income was related to:
Interest income	kr 1.0	kr 7.0	kr 6.0	kr 8.0	kr 16.0	kr 26.0